Reconciliation of profit/(loss) for the year to cash flow from operations (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Reconciliation of Profit/(Loss) for the Year to Cash Flow From Operations

	2021 $m	2020 $m	2019 $m
Profit/(loss) for the year	265	(260)	386
Adjustments for:
Net financial expenses	139	140	115
Fair value gains on contingent purchase consideration	(6)	(13)	(27)
Income tax charge/(credit)	96	(20)	156
Operating profit adjustments:
Impairment loss on financial assets	–	88	8
Other impairment charges	4	226	131
Other operating exceptional items	25	(4)	55
Depreciation and amortisation	98	110	116
	127	420	310
Contract assets deduction in revenue	35	25	21
Share-based payments cost	28	21	30
Share of losses of associates and joint ventures	8	14	3
	71	60	54
System Fund adjustments:
Depreciation and amortisation	94	62	54
Impairment (reversal)/loss on financial assets	(6)	24	12
Other impairment (reversals)/charges	(3)	41	–
Other operating exceptional items	–	20	28
Share-based payments cost	13	11	12
Share of losses of associates	2	1	–
	100	159	106
Working capital and other adjustments:
Increase in deferred revenue	39	1	57
Decrease in inventories	1	1	–
(Increase)/decrease in trade and other receivables	(75)	38	(70)
Increase/(decrease) in trade and other payables	153	(69)	(63)
Other adjustments	(8)	2	(1)
	110	(27)	(77)
Cash flows relating to exceptional items	(12)	(87)	(55)
Contract acquisition costs, net of repayments	(42)	(64)	(61)
Total adjustments	583	568	521
Cash flow from operations	848	308	907